Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Lease Expense	For the year ended December 31, 2021, the lease expense is as follow:
Year ended December 31, 2021
RMB
Operating lease expense	43,260
Short-term lease expense	57,180
Total lease expense	100,440

Summary of Supplemental Consolidated Balance Sheet Information Related to Lease	Supplemental consolidated balance sheet information related to leases was as follows:
Schedule of Future Minimum Lease Payments Under Non-Cancelable Operating Lease Agreement Based On 842

As of December 31, 2021, future minimum lease payments under non-cancellable operating lease agreements for which the Group has recognized operating lease right-of-use assets and liabilities are as follows:

Years ending	RMB

2022	38,480
2023	27,580
2024	7,981
2025	587
Total undiscounted cash flows	74,628
Less: imputed interest	4,179
Total	70,449

Lease liabilities due within one year	35,948
Lease liabilities due after one year	34,501

Short-term lease commitment:
2022	37,050